Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–92.2%

Banks - 1.7%
NU Holdings Ltd., Class A (Brazil)*	1,224,758	$15,223,742

Broadline Retail - 7.6%
Amazon.com, Inc.*	100,524	18,538,636
Global-e Online Ltd. (Israel)*	395,455	14,200,789
MercadoLibre, Inc. (Brazil)*	15,192	35,410,273
Total Broadline Retail		68,149,698

Capital Markets - 17.6%
Coinbase Global, Inc., Class A*	380,605	77,220,948
Futu Holdings Ltd. (Hong Kong)(a)	119,199	11,003,260
Intercontinental Exchange, Inc.	58,107	9,760,233
Robinhood Markets, Inc., Class A*	1,247,039	61,242,085
Total Capital Markets		159,226,526

Consumer Finance - 3.8%
Kaspi.KZ JSC (Kazakhstan)(a)	125,968	11,071,327
SoFi Technologies, Inc.*	1,834,686	22,951,922
Total Consumer Finance		34,023,249

Entertainment - 12.0%
ROBLOX Corp., Class A*	607,412	40,726,975
Roku, Inc.*	395,590	26,971,326
Sea Ltd. (Singapore)*(a)	160,534	21,519,583
Spotify Technology SA*	31,430	19,297,391
Total Entertainment		108,515,275

Financial Services - 14.7%
Adyen NV (Netherlands)*(b)	19,081	30,647,017
AvidXchange Holdings, Inc.*	907,167	7,375,268
Block, Inc.*	672,568	39,325,051
PayPal Holdings, Inc.*	159,134	10,477,383
Toast, Inc., Class A*	1,263,658	44,960,952
Total Financial Services		132,785,671

Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc., Class A*	83,449	10,174,102
DraftKings, Inc., Class A*	653,046	21,739,902
Total Hotels, Restaurants & Leisure		31,914,004

Insurance - 1.5%
Discovery Ltd. (South Africa)	1,219,749	13,507,485

Interactive Media & Services - 7.5%
LY Corp. (Japan)	4,280,396	16,160,006
Meta Platforms, Inc., Class A	40,799	22,398,651
Pinterest, Inc., Class A*	753,796	19,086,115
Reddit, Inc., Class A*	87,998	10,257,927
Total Interactive Media & Services		67,902,699

IT Services - 9.3%
Shopify, Inc., Class A (Canada)*	885,135	84,087,825

Media - 1.7%
Ibotta, Inc., Class A*	321,431	15,685,833

Real Estate Management & Development - 1.0%
Zillow Group, Inc., Class C*	130,370	8,777,812

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	84,950	9,252,754
Investments	Shares	Value

Software - 9.3%
BILL Holdings Inc*	155,017	$7,064,125
Crowdstrike Holdings, Inc., Class A*	35,435	15,197,008
Intuit, Inc.	15,767	9,893,320
Palantir Technologies, Inc., Class A*	424,746	50,306,916
UiPath, Inc., Class A*	144,093	1,720,470
Total Software		84,181,839
Total Common Stocks
(Cost $788,824,327)		833,234,412
EXCHANGE - TRADED FUNDS–7.8%

Financial Services - 7.8%
3iQ Ether Staking ETF (Canada)*†	823,735	5,783,951
3iQ Solana Staking ETF (Canada)*†	482,680	5,489,933
ARK 21Shares Bitcoin ETF†	636,601	59,770,468
Total Financial Services		71,044,352
Total Exchange - Traded Funds
(Cost $55,890,715)		71,044,352
MONEY MARKET FUND–0.0%(c)
Goldman Sachs Financial Square Treasury
Obligations Fund, 4.20% (d)
(Cost $335,650)	335,650	335,650

Total Investments–100.0%		904,614,414
(Cost $845,050,692)
Liabilities in Excess of Other Assets–
(0.0)%(c)		(308,118)
Net Assets–100.0%		$904,306,296

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Less than 0.05%
(d)	Rate shown represents annualized 7-day yield as of April 30, 2025.
(e)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.

Schedule of Investments (Continued)

ARK Fintech Innovation ETF

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Exchange - Traded Funds — 7.9%

Financial Services — 7.9%

3iQ Ether Staking ETF
–	13,321,930	(2,299,863)	(649,794)	(4,588,322)	–	–	–	823,735	5,783,951
3iQ Solana Staking ETF
–	5,016,634	(54,225)	4,062	523,463	–	–	–	482,680	5,489,933
ARK 21Shares Bitcoin ETF
41,050,779	462,420	–	–	18,257,269	–	–	–	636,601	59,770,468
$41,050,779	$18,800,984	$(2,354,088)	$(645,732)	$14,192,410	$–	$–	$–	1,943,016	$71,044,352

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$833,234,412	$–	$–	$833,234,412
Exchange - Traded Funds	$71,044,352	$–	$–	$71,044,352
Money Market Fund	335,650	–	–	335,650
Total	$904,614,414	$–	$–	$904,614,414

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.